Schedule of Common Stock Outstanding (Details) - shares				3 Months Ended			6 Months Ended	9 Months Ended
	Jun. 24, 2024	Sep. 22, 2023	Aug. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Aug. 14, 2024	Mar. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Total - Conduit Pharmaceuticals Inc. common stock outstanding as a result of Business Combination, PIPE Financing, exchange of Conduit Pharmaceuticals Limited shares for shares of Conduit Pharmaceuticals Inc., issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes, and transaction services agreements, shares				96,004,699	74,000,234		74,000,234	96,004,699		30,000,000	73,829,536	73,829,536
Common Stock [Member]
Business Acquisition [Line Items]
Business Combination, net of redemptions, shares						4,118,316			4,118,316
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date,shares			6,500,000	12,500,000	74,544		74,544	12,500,000
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the transaction, shares	96,154				96,154		96,154	96,154
Murphy Canyon Acquisition Corp [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date,shares		54,000
Total - Conduit Pharmaceuticals Inc. common stock outstanding as a result of Business Combination, PIPE Financing, exchange of Conduit Pharmaceuticals Limited shares for shares of Conduit Pharmaceuticals Inc., issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes, and transaction services agreements, shares		72,418,316
Murphy Canyon Acquisition Corp [Member] | Conduit Pharmaceuticals Inc [Member]
Business Acquisition [Line Items]
Total - Conduit Pharmaceuticals Inc. common stock outstanding as a result of Business Combination, PIPE Financing, exchange of Conduit Pharmaceuticals Limited shares for shares of Conduit Pharmaceuticals Inc., issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes, and transaction services agreements, shares		72,418,316
Murphy Canyon Acquisition Corp [Member] | Subscription Agreements [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date,shares		2,000,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business Combination, net of redemptions, shares		4,118,316
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date,shares		373,570
Exchange of Conduit Pharmaceuticals Limited ordinary shares for Conduit Pharmaceuticals Inc. common stock on the Closing Date, shares		32,313.215
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the transaction, shares		1,300,000
Exchange of Conduit Pharmaceuticals Limited ordinary shares for Conduit Pharmaceuticals Inc. common stock on the Closing Date, shares		64,626,430
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Conduit Pharmaceuticals Inc [Member]
Business Acquisition [Line Items]
Exchange of Conduit Pharmaceuticals Limited ordinary shares for Conduit Pharmaceuticals Inc. common stock on the Closing Date, shares		64,626,430
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the transaction, shares		1,300,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Subscription Agreements [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date,shares		2,000,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Sponsor [Member]
Business Acquisition [Line Items]
Business Combination, net of redemptions, shares		4,015,250
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Director [Member]
Business Acquisition [Line Items]
Business Combination, net of redemptions, shares		45,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Conduit Convertible Note Holders [Member]
Business Acquisition [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date,shares		373,570
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Common Stock Subject to Mandatory Redemption [Member]
Business Acquisition [Line Items]
Business Combination, net of redemptions, shares		58,066